Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 100 Houston, Tx 77046-1173 713 626 1919 www.invesco.com

April 30, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group) CIK No. 0000019034
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, as applicable, of Invesco Basic Balanced Fund, Invesco European Small Company Fund, Invesco Global Core Equity Fund, Invesco International Small Company Fund, Invesco Mid Cap Basic Value Fund, Invesco Select Equity Fund and Invesco Small Cap Equity Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 108 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 108 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 27, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.
Sincerely,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel